GOF P1 02/24

SUPPLEMENT DATED FEBRUARY 16, 2024

TO THE PROSPECTUS OF EACH

FRANKLIN TEMPLETON FUND LISTED IN SCHEDULE A

For each of the funds listed in Schedule A, the following disclosure replaces and supersedes the corresponding disclosure in each fund’s Prospectus in the appendix titled “Appendix A – Intermediary Sales Charge Discounts and Waivers”:

MERRILL LYNCH

Purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this fund’s Prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Sales Load Waivers Available at Merrill

• Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

• Shares purchased through a Merrill investment advisory program

• Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account

• Shares purchased through the Merrill Edge Self-Directed platform

• Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account

• Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

• Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

• Shares purchased by eligible persons associated with the fund as defined in this Prospectus (e.g., the fund’s officers or trustees)

• Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided: (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date; and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill

• Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22e(3))

• Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement

• Shares sold due to return of excess contributions from an IRA account

• Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

• Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

• Breakpoint discounts, as described in this Prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

• Rights of Accumulation (“ROA”), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household

• Letters of Intent (“LOI”), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

SCHEDULE A

Fund	Date of Prospectus
FRANKLIN ALTERNATIVE STRATEGIES FUNDS
K2 Alternative Strategies Fund……......................................................................................................	October 1, 2023

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Franklin California Tax-Free Income Fund……....................................................................................	July 1, 2023

FRANKLIN CALIFORNIA TAX-FREE TRUST
Franklin California Intermediate-Term Tax-Free Income Fund.............................................................	November 1, 2023

FRANKLIN CUSTODIAN FUNDS
Franklin DynaTech Fund......................................................................................................................	February 1, 2024
Franklin Growth Fund...........................................................................................................................	February 1, 2024
Franklin Income Fund….......................................................................................................................	February 1, 2024
Franklin U.S. Government Securities Fund..........................................................................................	February 1, 2024
Franklin Utilities Fund...........................................................................................................................	February 1, 2024

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Franklin Federal Tax-Free Income Fund…………………………………………………………………….	September 1, 2023

FRANKLIN FUND ALLOCATOR SERIES
Franklin Conservative Allocation Fund.................................................................................................	May 1, 2023

Fund	Date of Prospectus
Franklin Corefolio Allocation Fund........................................................................................................	May 1, 2023
Franklin Global Allocation Fund............................................................................................................	May 1, 2023
Franklin Growth Allocation Fund...........................................................................................................	May 1, 2023
Franklin LifeSmart™ Retirement Income Fund....................................................................................	May 1, 2023
Franklin LifeSmart™ 2020 Retirement Target Fund.............................................................................	May 1, 2023
Franklin LifeSmart™ 2025 Retirement Target Fund.............................................................................	May 1, 2023
Franklin LifeSmart™ 2030 Retirement Target Fund………..................................................................	May 1, 2023
Franklin LifeSmart™ 2035 Retirement Target Fund.............................................................................	May 1, 2023
Franklin LifeSmart™ 2040 Retirement Target Fund………..................................................................	May 1, 2023
Franklin LifeSmart™ 2045 Retirement Target Fund.............................................................................	May 1, 2023
Franklin LifeSmart™ 2050 Retirement Target Fund.............................................................................	May 1, 2023
Franklin LifeSmart™ 2055 Retirement Target Fund.............................................................................	May 1, 2023
Franklin LifeSmart™ 2060 Retirement Target Fund.............................................................................	May 1, 2023
Franklin Moderate Allocation Fund.......................................................................................................	May 1, 2023

FRANKLIN GLOBAL TRUST
Franklin International Growth Fund......................................................................................................	December 1, 2023

FRANKLIN GOLD AND PRECIOUS METALS FUND
Franklin Gold and Precious Metals Fund……………………………………………………………………	December 1, 2023

FRANKLIN HIGH INCOME TRUST
Franklin High Income Fund…………………………………………………………………………………...	February 1, 2024

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Convertible Securities Fund………………………………………………………………………...	March 1, 2023
Franklin Equity Income Fund………………………………………………...………………….……………	March 1, 2023
Franklin Floating Rate Daily Access Fund…………………………………………………………………..	March 1, 2023
Franklin Long Duration Credit Fund………………………………………………………………………….	August 22, 2023
Franklin Low Duration Total Return Fund…………………………………………………………………...	March 1, 2023
Franklin Low Duration U.S. Government Securities Fund……………………………………….………..	March 1, 2023
Franklin Managed Income Fund……………………………………………………………………………...	March 1, 2023
Franklin Total Return Fund………………………………………………....………………………………...	March 1, 2023

FRANKLIN MANAGED TRUST
Franklin Rising Dividends Fund………………………………………………………………………………	February 1, 2024

FRANKLIN MUNICIPAL SECURITIES TRUST
Franklin California High Yield Municipal Fund………………………………………………………………	July 1, 2023

FRANKLIN MUTUAL SERIES FUNDS
Franklin Mutual Beacon Fund………………………………………………………………………………...	May 1, 2023
Franklin Mutual Financial Services Fund……………………………………………………………………	May 1, 2023
Franklin Mutual Global Discovery Fund……………………………………………………………………..	May 1, 2023
Franklin Mutual International Value Fund…………………………………………………………………...	May 1, 2023
Franklin Mutual Quest Fund…………………………………………………………………………………..	May 1, 2023
Franklin Mutual Shares Fund…………………………………………………………………………………	May 1, 2023

FRANKLIN NEW YORK TAX-FREE INCOME FUND
Franklin New York Tax-Free Income Fund………………………………………………………………….	July 1, 2023

FRANKLIN NEW YORK TAX-FREE TRUST
Franklin New York Intermediate-Term Tax-Free Income Fund…………………………………………...	February 1, 2024

Fund	Date of Prospectus

FRANKLIN REAL ESTATE SECURITIES TRUST
Franklin Real Estate Securities Fund………………………………………………………………………..	September 1, 2023

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Franklin Strategic Mortgage Portfolio………………………………………………………………………..	February 1, 2024

FRANKLIN STRATEGIC SERIES
Franklin Biotechnology Discovery Fund………………………………………………………………..……	September 1, 2023
Franklin Growth Opportunities Fund…………………………………………………………………………	September 1, 2023
Franklin Natural Resources Fund…………………………….………………………………………………	September 1, 2023
Franklin Small Cap Growth Fund…………………………….………………………………………………	September 1, 2023
Franklin Small-Mid Cap Growth Fund……………………………………………………….………………	September 1, 2023
Franklin Strategic Income Fund………………………………………………………………………………	September 1, 2023

FRANKLIN TAX-FREE TRUST
Franklin Alabama Tax-Free Income Fund………………………………………………..…………………	July 1, 2023
Franklin Arizona Tax-Free Income Fund………………………………………………….…………………	July 1, 2023
Franklin Colorado Tax-Free Income Fund………………………………………………..…………………	July 1, 2023
Franklin Connecticut Tax-Free Income Fund…………………………………………….…………………	July 1, 2023
Franklin Federal Intermediate-Term Tax-Free Income Fund………………………………………..……	July 1, 2023
Franklin Federal Limited-Term Tax-Free Income Fund……………………………………………………	July 1, 2023
Franklin Georgia Tax-Free Income Fund……………………………………………………………………	July 1, 2023
Franklin High Yield Tax-Free Income Fund…………………………………………………………………	July 1, 2023
Franklin Louisiana Tax-Free Income Fund………………………………………………………………….	July 1, 2023
Franklin Maryland Tax-Free Income Fund…………………………………………………………………..	July 1, 2023
Franklin Massachusetts Tax-Free Income Fund……………………………………………………………	July 1, 2023
Franklin Michigan Tax-Free Income Fund…………………………………………………………………..	July 1, 2023
Franklin Minnesota Tax-Free Income Fund…………………………………………………………………	July 1, 2023
Franklin Missouri Tax-Free Income Fund…………………………………………………………………...	July 1, 2023
Franklin New Jersey Tax-Free Income Fund……………………………………………………………….	July 1, 2023
Franklin North Carolina Tax-Free Income Fund………………………………………………………….…	July 1, 2023
Franklin Ohio Tax-Free Income Fund………………………………………………………………………..	July 1, 2023
Franklin Oregon Tax-Free Income Fund…………………………………………………………………….	July 1, 2023
Franklin Pennsylvania Tax-Free Income Fund……………………………………………………………..	July 1, 2023
Franklin Virginia Tax-Free Income Fund…………………………………………………………………….	July 1, 2023

FRANKLIN VALUE INVESTORS TRUST
Franklin MicroCap Value Fund……………………………………………………………………………….	March 1, 2023
Franklin Mutual U.S. Mid Cap Value Fund………………………………………………………………….	March 1, 2023
Franklin Small Cap Value Fund………………………………………………………………………………	March 1, 2023

TEMPLETON CHINA WORLD FUND
Templeton China World Fund………………………………………………………………………………...	January 1, 2024

TEMPLETON DEVELOPING MARKETS TRUST
Templeton Developing Markets Trust………………………………………………………………………..	May 1, 2023

TEMPLETON FUNDS
Templeton Foreign Fund………………………………………………………………………………………	January 1, 2024
Templeton World Fund………………………………………………………………………………………..	January 1, 2024
Templeton International Climate Change Fund…………………………………………………………….	January 1, 2024

TEMPLETON GLOBAL INVESTMENT TRUST
Templeton Emerging Markets Small Cap Fund…………………………………………………………….	January 1, 2024
Templeton Global Balanced Fund……………………………………………………………………………	May 1, 2023

Fund	Date of Prospectus
TEMPLETON GLOBAL SMALLER COMPANIES FUND
Templeton Global Smaller Companies Fund……………………………………………………………….	January 1, 2024

TEMPLETON GROWTH FUND, INC.
Templeton Growth Fund, Inc………………………………………………………………………………….	January 1, 2024

TEMPLETON INCOME TRUST
Templeton Global Bond Fund………………………………………………………………………………...	May 1, 2023
Templeton Global Total Return Fund………………………………………………………………………..	May 1, 2023
Templeton International Bond Fund………………………………………………………………………….	May 1, 2023
Templeton Sustainable Emerging Markets Bond Fund……………………………………………………	May 1, 2023

Please retain this supplement for future reference